Loans receivable from joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Loans Receivable from Fair Value of Interest Rates	The carrying amounts of the loans receivable approximate their fair values since the interest rates are re-priceable at three-month intervals.

	2024 US$’000	2023 US$’000
Loans receivable from joint ventures	64,133	69,626